PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Short-Term Debt [Line Items]
Depreciation expense	$ 1,361,211		$ 494,729		$ 53,763
Long-term bank loan	47,694,700		542,264
Land and building	7,614,030
Mortgage Loan Related to Property Sales	3,000,000.0	$ 4,000,000.0
Fair market value			760,285					$ 950,000
Property, plant and equipment additions	69,772,605	94,427,670	19,238,192	$ 24,038,725	0	$ 0
Accumulated depreciation	1,783,037
Accumulated appreciation			30,448		$ 1,702
Net book value	20,335,836		$ 0				$ 27,521,771
National Bank Of Canada [Member]
Short-Term Debt [Line Items]
Long-term bank loan	5,500,000
V E D U [Member]
Short-Term Debt [Line Items]
Land and building	4,300,000
H S B C [Member]
Short-Term Debt [Line Items]
Long-term bank loan	11,200,000
Land and building	16,300,000
Bank Of China [Member]
Short-Term Debt [Line Items]
Long-term bank loan	44,300,000
Land and building	69,800,000
Mortgage	$ 3,700,000	$ 5,000,000.0